UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                   FORM NPX
                                    ________

                    ANNUAL REPORT OF PROXY VOTING RECORD OF
                 OLD MUTUAL EMERGING MANAGERS MASTER FUND, LLC

                INVESTMENT COMPANY ACT FILE NUMBER:   81121912

                                   REGISTRANT
                 OLD MUTUAL EMERGING MANAGERS MASTER FUND, LLC
                          C/O LARCH LANE ADVISORS LLC
                         800 WESTCHESTER AVENUE, S618
                              RYE BROOK, NY 10573
                                 (888)2662200

                               AGENT FOR SERVICE
                               MATTHEW APPELSTEIN
                          C/O LARCH LANE ADVISORS LLC
                         800 WESTCHESTER AVENUE, S618
                              RYE BROOK, NY 10573
                                 (888)2662200


                       DATE OF FISCAL YEAR END: MARCH 31

            DATE OF REPORTING PERIOD: JULY 1, 2009 TO JUNE 30, 2010
                                    ________

ITEM 1: PROXY VOTING RECORD:

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the registrant was entitled to vote. The Fund did participate in the following issuer proposals, amendments, consents and/or resolutions.

                                                                          MATTER       WHETHER                     WHETHER
                                                                          PROPOSED     REGISTRANT    HOW           REGISTRANT
                      EXCHANGE                                           BY ISSUER/    CAST          REGISTRANT    CAST VOTE
 NAME OF              TICKER               CONSENT  MATTER               SECURITY      VOTE          CAST          FOR/AGAINST
 ISSUER               SYMBOL     CUSIP     DATE     IDENTIFICATION        HOLDER      (YES/NO)       VOTE          MANAGEMENT

                                                    Creation of a new
                                                    share class with
Cedar Hill Capital                                  different liquidity
Partners Onshore, LP   N/A       N/A    12/3/2009   terms.                Issuer      Yes            Consent       For

                                                     Modification of the
                                                     issuer's liquidity
Longhorn Onshore                                     terms on additional
Investors, L.P.         N/A     N/A     12/14/2009   contributions.       Issuer       Yes            Consent       For

                                                     Creation of a
COMAC Global                                         new share class with
Macro Fund                                           different voting
Limited                 N/A     N/A     12/30/2009   rights.              Issuer       Yes             Consent       For

                                                     Creation of a new
                                                     fund with different
                                                     investor qualification
Harvey Partners, LP     N/A     N/A     1/20/2010    terms.               Issuer       Yes             Consent        For

                                                     Modification of the
Marshall Wace                                        issuer's structure.
Market Neutral                                       Creation of new
TOPS Fund, LP           N/A     N/A     4/14/2010    feeder.              Issuer       Yes             Consent       For

                                                     Modification of the
Nias Futures Fund, Ltd. N/A    N/A     N/A           issuer's structure.  Issuer       No              Abstain       N/A

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Old Mutual Emerging Managers Master Fund, LLC

/s/ Matthew Appelstein

President & Chief Executive Officer

Date:  August 27, 2010